Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
US Dollars ("US$")
Financial risk management
Net exposure	$ (22,737)	$ 8,504
US Dollars ("US$") | Financial investments
Financial risk management
Net exposure		557
US Dollars ("US$") | Accounts receivables
Financial risk management
Net exposure	6,676	50,764
US Dollars ("US$") | Restricted cash - escrow account
Financial risk management
Net exposure	0	0
US Dollars ("US$") | Derivatives
Financial risk management
Net exposure	(2,370)	563
US Dollars ("US$") | Suppliers and other payables
Financial risk management
Net exposure		(824)
US Dollars ("US$") | Loans and borrowings
Financial risk management
Net exposure	(27,043)	(22,855)
US Dollars ("US$") | Lease liabilities
Financial risk management
Net exposure		(4,313)
US Dollars ("US$") | Accounts payable for business acquired
Financial risk management
Net exposure	0	(15,388)
Foreign currency risk | GBP
Financial risk management
Net exposure	(18)	13,169
Foreign currency risk | GBP | Financial investments
Financial risk management
Net exposure		97
Foreign currency risk | GBP | Accounts receivables
Financial risk management
Net exposure	0	13,467
Foreign currency risk | GBP | Restricted cash - escrow account
Financial risk management
Net exposure	4,247	4,135
Foreign currency risk | GBP | Derivatives
Financial risk management
Net exposure	0	0
Foreign currency risk | GBP | Suppliers and other payables
Financial risk management
Net exposure		(164)
Foreign currency risk | GBP | Loans and borrowings
Financial risk management
Net exposure	0	0
Foreign currency risk | GBP | Lease liabilities
Financial risk management
Net exposure		(224)
Foreign currency risk | GBP | Accounts payable for business acquired
Financial risk management
Net exposure	(4,265)	(4,142)
Foreign currency risk | Other currencies
Financial risk management
Net exposure	1,384	1,571
Foreign currency risk | Other currencies | Financial investments
Financial risk management
Net exposure		0
Foreign currency risk | Other currencies | Accounts receivables
Financial risk management
Net exposure	1,384	2,293
Foreign currency risk | Other currencies | Restricted cash - escrow account
Financial risk management
Net exposure	0	0
Foreign currency risk | Other currencies | Derivatives
Financial risk management
Net exposure	0	0
Foreign currency risk | Other currencies | Suppliers and other payables
Financial risk management
Net exposure		(351)
Foreign currency risk | Other currencies | Loans and borrowings
Financial risk management
Net exposure	0	0
Foreign currency risk | Other currencies | Lease liabilities
Financial risk management
Net exposure		(371)
Foreign currency risk | Other currencies | Accounts payable for business acquired
Financial risk management
Net exposure	$ 0	$ 0